CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 1,221,132	$ (824,761)	$ (841,299)	$ (837,116)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on assets held in Trust	(1,578,358)	(13,846)	(4,787)	(2,114,858)
Changes in operating assets and liabilities:
Prepaid expenses	33,032	46,396	(216,983)	145,492
Accrued expenses	215,088	782,965	706,224	2,447,421
Net cash used in operating activities	(109,106)	(9,246)	(356,845)	(359,061)
Net change in cash	(109,106)	(9,246)	610,926	(359,061)
Cash at beginning of period	251,865	610,926		610,926
Cash at end of period	$ 142,759	$ 601,680	$ 610,926	$ 251,865